CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0
Net loss attributable to redeemable non-controlling interests		¥ 464	¥ 464	¥ 806